Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.0%
Argentina - 0.2%
YPF SA
9.00% (A), 06/30/2029 (B)	$ 600,000	$ 571,385

Bermuda - 0.4%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/2038 (C)	600,000	536,186
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026 (C)	640,000	579,840

		1,116,026

Brazil - 0.3%
BRF SA
4.88%, 01/24/2030 (B)	950,000	792,200

Canada - 0.6%
First Quantum Minerals Ltd.
8.63%, 06/01/2031 (C)	1,600,000	1,638,000

Cayman Islands - 2.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	1,200,000	806,148
Bioceanico Sovereign Certificate Ltd.
Zero Coupon, 06/05/2034 (C)	979,632	682,745
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (B)	650,000	48,835
Country Garden Holdings Co. Ltd.
4.80%, 08/06/2030 (B)	1,625,000	227,297
Gaci First Investment Co.
5.00%, 10/13/2027 (B)	1,245,000	1,238,775
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (C)	900,000	902,058
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036 (C)	754,873	685,047
Longfor Group Holdings Ltd.
3.85%, 01/13/2032 (B)	1,300,000	848,640
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (B)	490,000	416,902
5.75%, 07/21/2028 (B)	210,000	186,925
5.75%, 07/21/2028 (C)	800,000	712,094
Sands China Ltd.
4.30%, 01/08/2026	490,000	465,605
5.90%, 08/08/2028	700,000	681,347

		7,902,418

Chile - 2.7%
Agrosuper SA
4.60%, 01/20/2032 (C)	1,000,000	845,989
Alfa Desarrollo SpA
4.55%, 09/27/2051 (C)	2,253,834	1,717,157
Empresa Nacional del Petroleo
6.15%, 05/10/2033 (C)	1,900,000	1,914,250
Enel Chile SA
4.88%, 06/12/2028	860,000	827,595
Falabella SA
3.75%, 10/30/2027 (B)	320,000	289,378
4.38%, 01/27/2025 (B)	125,000	121,251

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Inversiones CMPC SA
6.13%, 06/23/2033 (C)	$ 795,000	$ 806,988
Sociedad de Transmision Austral SA
4.00%, 01/27/2032 (C)	1,500,000	1,308,703

		7,831,311

Colombia - 0.8%
Ecopetrol SA
8.63%, 01/19/2029	1,320,000	1,357,950
8.88%, 01/13/2033	810,000	830,986
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (C)	310,000	238,268

		2,427,204

Guatemala - 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 04/27/2029 (C)	810,000	747,229
CT Trust
5.13%, 02/03/2032 (C)	805,000	669,522

		1,416,751

Honduras - 0.2%
Central American Bank for Economic Integration
5.00%, 02/09/2026 (C)	565,000	558,315

Hong Kong - 0.5%
AIA Group Ltd.
5.63%, 10/25/2027 (C)	1,275,000	1,305,610

India - 0.8%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/2031 (C)	1,200,000	862,401
4.20%, 08/04/2027 (C)	500,000	429,064
Muthoot Finance Ltd.
4.40%, 09/02/2023 (C)	229,000	226,710
REC Ltd.
5.63%, 04/11/2028 (C)	890,000	879,492

		2,397,667

Indonesia - 1.0%
Freeport Indonesia PT
6.20%, 04/14/2052 (C)	1,778,000	1,659,372
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 (B)	1,600,000	1,200,368

		2,859,740

Ireland - 0.3%
C&W Senior Financing DAC
6.88%, 09/15/2027 (C)	1,000,000	907,720
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (D), 7.60% (C) (E)	640,000	23,120

		930,840

Israel - 1.7%
Bank Leumi Le-Israel BM
Fixed until 04/18/2028, 7.13% (E), 07/18/2033 (B)	805,000	792,925
Energean Israel Finance Ltd.
4.50%, 03/30/2024 (B)	480,000	474,168
4.88%, 03/30/2026 (B)	750,000	700,313
8.50%, 09/30/2033 (B)	1,550,000	1,550,000

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Israel (continued)
Leviathan Bond Ltd.
6.75%, 06/30/2030 (B)	$ 1,520,000	$ 1,427,052

		4,944,458

Jersey, Channel Islands - 0.7%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (C)	656,434	605,540
2.16%, 03/31/2034 (B)	1,774,200	1,508,339

		2,113,879

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (B)	600,000	530,260
6.38%, 10/24/2048 (C)	520,000	459,558

		989,818

Luxembourg - 3.6%
CSN Resources SA
4.63%, 06/10/2031 (C)	1,215,000	962,666
5.88%, 04/08/2032 (C) (F)	350,000	291,405
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (C)	700,000	591,592
4.39%, 11/30/2046 (C)	1,460,000	1,138,438
Gol Finance SA
8.00%, 06/30/2026 (B)	550,000	318,778
Guara Norte SARL
5.20%, 06/15/2034 (C)	910,788	812,878
Kenbourne Invest SA
4.70%, 01/22/2028 (B) (F)	1,254,000	889,825
6.88%, 11/26/2024 (C)	309,000	271,318
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (C)	966,254	626,761
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (C)	900,000	814,515
Movida Europe SA
5.25%, 02/08/2031 (C)	1,450,000	1,195,313
Rumo Luxembourg SARL
4.20%, 01/18/2032 (C)	880,000	712,096
Simpar Europe SA
5.20%, 01/26/2031 (C)	1,325,000	1,074,236
Tierra Mojada Luxembourg II Sarl
5.75%, 12/01/2040 (B)	927,676	822,292

		10,522,113

Mexico - 5.1%
Alsea SAB de CV
7.75%, 12/14/2026 (C)	865,000	870,597
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (D), 6.63% (C) (E)	700,000	560,700
Fixed until 10/14/2030 (D), 8.38% (B) (E)	875,000	855,312
BBVA Bancomer SA
Fixed until 06/29/2033, 8.45% (E), 06/29/2038 (C)	1,770,000	1,802,302
Cemex SAB de CV
Fixed until 03/14/2028 (D), 9.13% (C) (E)	1,095,000	1,141,058
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (C)	1,000,000	748,571
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051 (C)	1,200,000	927,000
Petroleos Mexicanos
5.95%, 01/28/2031	4,455,000	3,307,995
6.50%, 03/13/2027	2,170,000	1,937,195
7.19%, 09/12/2024 (B)	MXN 14,090,000	782,544

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032 (C)	$ 1,000,000	$ 914,279
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (C)	345,000	197,918
Trust Fibra Uno
4.87%, 01/15/2030 (C)	710,000	643,961

		14,689,432

Multi-National - 0.7%
Digicel International Finance Ltd./Digicel International Holdings Ltd.
8.75%, 05/25/2024 (C)	800,000	726,000
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/2024 (B)	220,000	199,650
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/01/2031 (B)	310,000	259,673
5.75%, 04/01/2033 (C)	910,000	872,645

		2,057,968

Netherlands - 3.2%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (C)	1,300,000	1,110,725
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (C)	1,030,000	1,042,875
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (C)	1,725,000	1,570,509
8.00%, 09/18/2027 (B)	350,000	318,654
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (C)	895,000	805,477
MV24 Capital BV
6.75%, 06/01/2034 (C)	924,649	854,230
Prosus NV
3.68%, 01/21/2030 (C)	1,050,000	896,017
4.19%, 01/19/2032 (C)	1,285,000	1,086,798
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,800,000	1,628,661

		9,313,946

Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (C)	1,200,000	1,062,780

Northern Mariana Islands - 0.8%
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (C)	1,250,000	1,217,500
HTA Group Ltd.
7.00%, 12/18/2025 (B)	1,050,000	1,000,818

		2,218,318

Oman - 0.2%
OQ SAOC
5.13%, 05/06/2028 (C)	700,000	670,172

Peru - 0.5%
Consorcio Transmantaro SA
5.20%, 04/11/2038 (C)	1,090,000	1,030,276
Petroleos del Peru SA
5.63%, 06/19/2047 (C)	725,000	485,750

		1,516,026

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Qatar - 0.2%
QatarEnergy
3.13%, 07/12/2041 (C)	$ 900,000	$ 682,348

Republic of Korea - 0.2%
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026 (C)	720,000	678,662

Republic of South Africa - 0.3%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	807,008

Singapore - 0.4%
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028 (C)	$ 1,400,000	1,284,897

Spain - 0.3%
AI Candelaria Spain SA
5.75%, 06/15/2033 (C)	1,075,000	818,828

Thailand - 0.3%
Bangkok Bank PCL
Fixed until 09/23/2031, 3.47% (E), 09/23/2036 (B)	765,000	626,010
Fixed until 09/23/2031, 3.47% (E), 09/23/2036 (C)	350,000	286,410

		912,420

Turkey - 0.2%
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/2025 (C)	600,000	575,550

Ukraine - 0.2%
VF Ukraine PAT via VFU Funding PLC
6.20%, 02/11/2025 (C)	650,000	480,838

United Arab Emirates - 1.1%
Acwa Power Management & Investments One Ltd.
5.95%, 12/15/2039 (C)	997,710	966,462
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (E), 09/15/2027 (C)	600,000	535,563
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (E), 11/24/2030 (B)	435,000	398,965
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (C)	1,454,265	1,166,326

		3,067,316

United Kingdom - 1.8%
Energean PLC
6.50%, 04/30/2027 (C)	1,430,000	1,302,730
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (C)	750,000	499,500
Standard Chartered PLC
Fixed until 01/09/2026, 6.17% (E), 01/09/2027 (C)	790,000	796,601
Fixed until 07/06/2026, 6.19% (E), 07/06/2027 (C)	1,400,000	1,411,549
Fixed until 07/06/2033, 6.30% (E), 07/06/2034 (C)	490,000	498,846
Tullow Oil PLC
10.25%, 05/15/2026 (C)	1,052,000	855,276

		5,364,502

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 2.2%
Hyundai Capital America
5.50%, 03/30/2026 (C)	$ 1,215,000	$ 1,209,601
Kosmos Energy Ltd.
7.75%, 05/01/2027 (C)	800,000	735,390
New Fortress Energy, Inc.
6.50%, 09/30/2026 (C)	790,000	724,841
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029 (C)	700,000	579,833
8.45%, 07/27/2030 (C)	600,000	598,536
Sasol Financing USA LLC
4.38%, 09/18/2026	625,000	563,374
5.50%, 03/18/2031	1,100,000	906,522
8.75%, 05/03/2029 (C)	585,000	584,915
SierraCol Energy Andina LLC
6.00%, 06/15/2028 (B)	715,000	563,303

		6,466,315

Venezuela - 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (B) (G) (H)	1,945,000	768,275

Virgin Islands, British - 0.3%
Studio City Finance Ltd.
6.50%, 01/15/2028 (B)	940,000	799,000

Total Corporate Debt Securities (Cost $111,413,586)		104,552,336

FOREIGN GOVERNMENT OBLIGATIONS - 57.0%
Angola - 1.3%
Angola Government International Bonds
8.25%, 05/09/2028 (C)	750,000	689,812
9.13%, 11/26/2049 (B)	3,800,000	3,068,500

		3,758,312

Argentina - 1.1%
Argentina Republic Government International Bonds
0.75% (A), 07/09/2030	1,580,000	544,555
3.50% (A), 07/09/2041	4,235,000	1,375,644
3.63% (A), 07/09/2046	3,130,000	983,497
4.25% (A), 01/09/2038	900,000	325,473

		3,229,169

Bermuda - 0.3%
Bermuda Government International Bonds
5.00%, 07/15/2032 (C)	1,000,000	980,500

Brazil - 3.0%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2033	BRL 41,523,000	8,610,184

Cayman Islands - 0.3%
KSA Sukuk Ltd.
5.27%, 10/25/2028 (C)	$ 745,000	761,062

Chile - 3.0%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2026	CLP 1,590,000,000	1,898,080
5.30%, 11/01/2037 (B)	1,300,000,000	1,563,772

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile (continued)
Chile Government International Bonds
2.75%, 01/31/2027 (F)	$ 2,075,000	$ 1,925,520
3.10%, 05/07/2041	1,895,000	1,415,591
4.95%, 01/05/2036	1,970,000	1,937,965

		8,740,928

China - 0.6%
China Government Bonds
3.27%, 11/19/2030	CNY 12,150,000	1,781,155

Colombia - 2.3%
Colombia Government International Bonds
3.88%, 04/25/2027	$ 650,000	597,618
7.50%, 02/02/2034	2,100,000	2,119,916
Colombia TES
Series B,
6.00%, 04/28/2028	COP 3,008,000,000	656,660
7.25%, 10/26/2050	4,053,300,000	738,320
13.25%, 02/09/2033	8,782,500,000	2,633,124

		6,745,638

Cote d’Ivoire - 1.8%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 1,930,000	1,717,576
6.13%, 06/15/2033 (C)	$ 880,000	789,729
6.88%, 10/17/2040 (C)	EUR 3,020,000	2,656,526

		5,163,831

Croatia - 0.2%
Croatia Government International Bonds
6.00%, 01/26/2024 (C)	$ 655,000	654,188

Czech Republic - 0.5%
Czech Republic Government Bonds
5.70%, 05/25/2024 (B)	CZK 31,030,000	1,423,583

Dominican Republic - 1.5%
Dominican Republic International Bonds
4.88%, 09/23/2032 (C)	$ 2,690,000	2,329,563
5.88%, 01/30/2060 (C)	740,000	584,594
6.50%, 02/15/2048 (C)	650,000	576,908
6.88%, 01/29/2026 (C)	1,000,000	1,008,524

		4,499,589

Egypt - 0.5%
Egypt Government International Bonds
7.30%, 09/30/2033 (C)	760,000	469,300
8.88%, 05/29/2050 (C)	1,785,000	1,049,045

		1,518,345

El Salvador - 0.3%
El Salvador Government International Bonds
7.63%, 02/01/2041 (C)	$ 1,160,000	720,708
8.25%, 04/10/2032 (C)	425,000	298,730

		1,019,438

Ghana - 0.7%
Ghana Government International Bonds
7.63% (E), 05/16/2029 (C)	2,185,000	988,712
7.88% (E), 02/11/2035 (B)	1,110,000	505,050
8.75% (E), 03/11/2061 (B)	490,000	215,159
8.88% (E), 05/07/2042 (B)	650,000	287,625

		1,996,546

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Guatemala - 0.1%
Guatemala Government Bonds
5.25%, 08/10/2029 (C)	$ 455,000	$ 433,974

Hungary - 2.3%
Hungary Government Bonds
2.50%, 10/24/2024	HUF 658,980,000	1,709,115
4.75%, 11/24/2032	689,490,000	1,624,010
Hungary Government International Bonds
6.13%, 05/22/2028 (C)	$ 2,410,000	2,451,076
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027 (C)	790,000	790,894

		6,575,095

Indonesia - 5.5%
Indonesia Government International Bonds
4.15%, 09/20/2027	620,000	601,043
4.35%, 01/08/2027 (C)	2,300,000	2,257,147
4.55%, 01/11/2028	1,875,000	1,848,756
Indonesia Treasury Bonds
7.13%, 06/15/2038	IDR 32,804,000,000	2,313,095
8.25%, 05/15/2036	26,291,000,000	2,005,717
8.38%, 03/15/2034	44,531,000,000	3,398,589
Series FR73,
8.75%, 05/15/2031	17,219,000,000	1,312,846
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (C)	$ 2,385,000	2,343,898

		16,081,091

Jordan - 0.5%
Jordan Government International Bonds
7.50%, 01/13/2029 (C)	1,400,000	1,414,048

Kenya - 0.8%
Republic of Kenya Government International Bonds
6.88%, 06/24/2024 (C)	2,340,000	2,230,371

Macedonia - 0.1%
North Macedonia Government International Bonds
6.25%, 03/13/2027 (C)	EUR 330,000	374,101

Malaysia - 1.8%
Malaysia Government Bonds
3.76%, 05/22/2040	MYR 12,763,000	2,715,995
4.70%, 10/15/2042	6,179,000	1,472,435
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (C)	$ 1,000,000	967,201

		5,155,631

Mexico - 4.5%
Mexico Bonos
7.50%, 06/03/2027	MXN 98,517,100	5,551,140
8.00%, 07/31/2053	13,716,000	739,542
Series M,
7.75%, 05/29/2031	31,570,400	1,769,243
Mexico Government International Bonds
4.50%, 04/22/2029	$ 1,750,000	1,694,697
6.34%, 05/04/2053	870,000	886,697
6.35%, 02/09/2035	2,340,000	2,455,815

		13,097,134

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco - 0.4%
Morocco Government International Bonds
5.95%, 03/08/2028 (C)	$ 1,305,000	$ 1,313,590

Nigeria - 0.7%
Nigeria Government International Bonds
7.38%, 09/28/2033 (C)	2,520,000	2,084,040

Oman - 0.4%
Oman Government International Bonds
6.25%, 01/25/2031 (C)	1,250,000	1,283,123

Panama - 1.0%
Panama Government International Bonds
3.75%, 03/16/2025	1,780,000	1,722,456
6.85%, 03/28/2054	1,005,000	1,051,585

		2,774,041

Papua New Guinea - 0.3%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (B)	815,000	755,301

Paraguay - 0.3%
Paraguay Government International Bonds
5.60%, 03/13/2048 (C)	1,100,000	969,013

Peru - 2.2%
Peru Government Bonds
6.15%, 08/12/2032	PEN 11,712,000	3,142,797
7.30%, 08/12/2033 (B)	8,407,000	2,424,182
Peru Government International Bonds
6.90%, 08/12/2037 (C)	2,814,000	784,958

		6,351,937

Philippines - 0.3%
Asian Development Bank
11.75%, 07/24/2024	COP 3,633,000,000	910,909

Poland - 2.2%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033 (C)	$ 1,200,000	1,196,328
Republic of Poland Government Bonds
Series 0432,
1.75%, 04/25/2032	PLN 22,196,000	4,158,096
Republic of Poland Government International Bonds
5.50%, 11/16/2027	$ 970,000	988,430

		6,342,854

Qatar - 0.2%
Qatar Government International Bonds
3.40%, 04/16/2025 (C)	750,000	727,605

Republic of Korea - 0.6%
Export-Import Bank of Korea
8.00%, 05/15/2024 (C)	IDR 15,200,000,000	1,015,618
Korea Electric Power Corp.
5.50%, 04/06/2028 (C)	$ 700,000	713,010

		1,728,628

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 4.2%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 50,923,000	$ 2,430,579
8.75%, 02/28/2048	45,418,000	1,872,973
8.88%, 02/28/2035	73,805,000	3,431,956
11.63%, 03/31/2053	38,375,000	2,061,550
Republic of South Africa Government International Bonds
5.88%, 04/20/2032	$ 1,190,000	1,090,335
7.30%, 04/20/2052	1,530,000	1,359,650

		12,247,043

Romania - 2.8%
Romania Government Bonds
4.25%, 04/28/2036	RON 13,540,000	2,416,194
7.90%, 02/24/2038	6,150,000	1,523,082
Romania Government International Bonds
6.00%, 05/25/2034 (C) (F)	$ 2,359,000	2,358,292
7.63%, 01/17/2053 (C)	1,600,000	1,804,160

		8,101,728

Saudi Arabia - 1.6%
Saudi Government International Bonds
4.63%, 10/04/2047 (C)	3,878,000	3,395,693
5.00%, 01/18/2053 (C)	1,400,000	1,286,715

		4,682,408

Senegal - 0.4%
Senegal Government International Bonds
6.75%, 03/13/2048 (C)	1,500,000	1,121,370

Serbia - 0.4%
Serbia International Bonds
6.50%, 09/26/2033 (C)	1,265,000	1,267,353

Sri Lanka - 0.4%
Sri Lanka Government International Bonds
6.20% (E), 05/11/2027 (B)	1,795,000	796,346
7.85% (E), 03/14/2029 (B)	535,000	237,292

		1,033,638

Supranational - 0.6%
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	454,578
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (B)	126,500,000	1,414,255

		1,868,833

Thailand - 0.9%
Thailand Government Bonds
1.59%, 12/17/2035	THB 97,337,000	2,508,496

Tunisia - 0.2%
Tunisian Republic
5.75%, 01/30/2025 (B)	$ 700,000	488,600

Turkey - 1.3%
Turkey Government International Bonds
9.38%, 03/14/2029 - 01/19/2033	3,525,000	3,695,610

Ukraine - 0.8%
Ukraine Government International Bonds
7.38% (E), 09/25/2034 (B)	350,000	103,724
7.75% (E), 09/01/2026 - 08/01/2041 (B)	6,040,000	2,114,077

		2,217,801

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay - 1.1%
Uruguay Government International Bonds
3.88%, 07/02/2040	UYU 77,291,366	$ 2,187,568
9.75%, 07/20/2033	32,148,122	893,389

		3,080,957

Venezuela - 0.3%
Venezuela Government International Bonds
9.00%, 05/07/2023 (B) (G) (H)	$ 9,260,000	787,100

Zambia - 0.4%
Zambia Government International Bonds
8.97% (E), 07/30/2027 (B)	2,200,000	1,261,040

Total Foreign Government Obligations (Cost $163,983,629)		165,846,931

U.S. GOVERNMENT OBLIGATION - 0.0% (I)
U.S. Treasury - 0.0% (I)
U.S. Treasury Notes
3.38%, 05/15/2033	100,000	95,312

Total U.S. Government Obligation (Cost $94,811)		95,312

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.8%
Egypt - 0.8%
Egypt Treasury Bills
0.00% (J), 01/09/2024	EGP 76,850,000	2,249,387

Total Short-Term Foreign Government Obligation (Cost $2,269,607)		2,249,387

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (J)	4,617,008	4,617,008

Total Other Investment Company (Cost $4,617,008)		4,617,008

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 2.50% (J), dated 07/31/2023, to be repurchased at $11,293,189 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $11,518,349.	$ 11,292,405	11,292,405

Total Repurchase Agreement (Cost $11,292,405)		11,292,405

Total Investments (Cost $293,671,046)		288,653,379
Net Other Assets (Liabilities) - 0.7%		2,119,915

Net Assets - 100.0%		$ 290,773,294

Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CA	08/02/2023	USD	8,293,170	BRL	39,287,474	$—	$(11,784)
CA	08/02/2023	BRL	39,287,474	USD	8,165,456	139,497	—
CA	08/31/2023	USD	7,743,243	EUR	7,031,960	—	(987)
CA	08/31/2023	PLN	14,692,198	USD	3,649,646	11,824	—
CA	09/05/2023	BRL	10,861,017	USD	2,280,768	751	—
HSBC	08/31/2023	THB	50,110,420	USD	1,460,094	8,451	—
HSBC	08/31/2023	CZK	62,261,421	USD	2,846,171	15,423	—
MSC	08/31/2023	USD	2,791,402	JPY	395,164,866	—	(886)
MSC	08/31/2023	JPY	395,164,866	USD	2,844,898	—	(52,610)

Total						$175,946	$(66,267)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Foreign Government Obligations	57.5%		$165,846,931
Oil, Gas & Consumable Fuels	10.7		30,848,756
Electric Utilities	3.5		9,986,424
Banks	3.2		9,266,965
Wireless Telecommunication Services	1.9		5,622,481
Hotels, Restaurants & Leisure	1.8		5,310,839
Metals & Mining	1.6		4,551,443
Construction & Engineering	1.5		4,487,005
Food Products	1.4		3,970,875
Energy Equipment & Services	1.1		3,196,704
Chemicals	1.1		3,165,536
Transportation Infrastructure	0.8		2,365,701
Broadline Retail	0.8		2,272,193
Financial Services	0.6		1,694,007
Pharmaceuticals	0.6		1,628,661
Ground Transportation	0.5		1,397,143
Diversified REITs	0.5		1,392,532
Insurance	0.4		1,305,610
Capital Markets	0.4		1,238,775
Automobiles	0.4		1,209,601
Commercial Services & Supplies	0.4		1,195,313
Construction Materials	0.4		1,141,058
Real Estate Management & Development	0.4		1,124,772
Aerospace & Defense	0.4		1,042,875
Marine Transportation	0.3		854,230
Paper & Forest Products	0.3		806,988
Internet & Catalog Retail	0.3		806,148
Beverages	0.3		747,229
Diversified Telecommunication Services	0.2		697,418
Foreign Government Obligation	0.2		558,315
Passenger Airlines	0.1		318,778
Consumer Finance	0.1		226,710
Specialty Retail	0.0	(I)	121,251
U.S. Government Obligation	0.0	(I)	95,312

Investments	93.7		270,494,579
Short-Term Investments	6.3		18,158,800

Total Investments	100.0%		$288,653,379

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$104,552,336	$—	$104,552,336
Foreign Government Obligations	—	165,846,931	—	165,846,931
U.S. Government Obligation	—	95,312	—	95,312
Short-Term Foreign Government Obligation	—	2,249,387	—	2,249,387
Other Investment Company	4,617,008	—	—	4,617,008
Repurchase Agreement	—	11,292,405	—	11,292,405

Total Investments	$4,617,008	$284,036,371	$—	$288,653,379

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$175,946	$—	$175,946

Total Other Financial Instruments	$—	$175,946	$—	$175,946

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(66,267)	$—	$(66,267)

Total Other Financial Instruments	$—	$(66,267)	$—	$(66,267)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(B)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $38,973,718, representing 13.4% of the Fund’s net assets.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $119,762,892, representing 41.2% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,520,986, collateralized by cash collateral of $4,617,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the total value of such securities is $1,555,375, representing 0.5% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rates disclosed reflect the yields at July 31, 2023.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS (continued):

MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CA	Credit Agricole
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

Transamerica Funds	Page 9

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Debt (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 10

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 11